INVENTORIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 12,354,591	$ 24,777,049
Work-in-progress	229,327	241,135
Finished goods	1,023,321	1,101,345
Less: reserve for inventories.	(127,766)	(120,347)
Inventories, net	$ 13,479,473	$ 25,999,182